EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2018
EARNINGS PER SHARE [Abstract]
Basic and Diluted Loss per Share
	2018	2017	2016
	US$ cents	US$ cents	US$ cents
Basic loss per share	(1.91)	(0.64)	(0.07)

Diluted loss per share	(1.91)	(0.64)	(0,07)

	2018	2017	2017
	US$	US$	US$
The following reflects the income and share data used in the calculations of basic earnings per share:
Net loss	(9,957,817)	(2,639,428)	(279,633)
Earnings used in calculating basic and dilutive earnings per share	(9,957,817)	(2,639,428)	(279,633)

Income and Share Data Used in Calculations of Basic Earnings Per Share
	2018	2017	2017
	US$	US$	US$
The following reflects the income and share data used in the calculations of basic earnings per share:
Net loss	(9,957,817)	(2,639,428)	(279,633)
Earnings used in calculating basic and dilutive earnings per share	(9,957,817)	(2,639,428)	(279,633)

	Number of Ordinary Shares 2018	Number of Ordinary Shares 2017	Number of Ordinary Shares 2016
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	520,222,133	409,976,775	397,808,129

Weighted Average Number of Ordinary Shares Used in Calculating Basic and Dilutive Earnings Per Share
	Number of Ordinary Shares 2018	Number of Ordinary Shares 2017	Number of Ordinary Shares 2016
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	520,222,133	409,976,775	397,808,129

(a)	Non-Dilutive Securities